Fair Value of Financial Instruments (Details) - Schedule of the fair value of the forward purchase agreement liability, measured using level 3 inputs - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Fair Value of Financial Instruments (Details) - Schedule of the fair value of the forward purchase agreement liability, measured using level 3 inputs [Line Items]
Derivative liabilities, Beginning balance		$ 5,433,006
Issuance of public warrants, private placement warrants, forward purchase agreement – level 3	3,894,740
Change in fair value	1,538,266	(1,441,341)
Derivative liabilities, ending balance	$ 5,433,006	285,567
Public Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of the fair value of the forward purchase agreement liability, measured using level 3 inputs [Line Items]
Transfer of public warrants to level 1 measurement		(2,185,000)
Issuance of public warrants, private placement warrants, forward purchase agreement – level 3
Private Placement Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of the fair value of the forward purchase agreement liability, measured using level 3 inputs [Line Items]
Transfer of private placement warrants to level 2 measurement		(1,521,098)
Issuance of public warrants, private placement warrants, forward purchase agreement – level 3		$ 80,500